Other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

in CHF thousands	2023	2022
Prepayments	2,486	3,910
Accrued income	1,131	679
Balance at December 31	3,617	4,589
Accrued income relates to interest income accrued on the Group's balances of cash and cash equivalents and short-term time deposits.